UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22922

Aspiration Funds
 (Exact name of registrant as specified in charter)

4640 Admiralty Way, Marine Del Rey, California 90292
(Address of principal executive offices)         (Zip code)

Matthew J. Beck
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: March 31, 2017

Item 1. REPORT TO STOCKHOLDERS.

Semi-Annual Report 2017
For the period from October 1, 2016 through March 31, 2017
(Unaudited)

Aspiration Flagship Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Aspiration Flagship Fund (the "Fund").  The Fund's shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund's shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund's distributor is a bank.

The Aspiration Flagship Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC 27609. There is no affiliation between the Aspiration Flagship Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Aspiration Flagship Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: correlation risk, investment company risk, allocation risk, underlying fund concentration, leveraging, foreign investing and emerging markets risk, convertible securities risk, business development (BDC) risk, high yield risk, liquidity risk, market risk, short sale risk, commodities risk, ETFs, distressed companies risk, alternative asset class risk, long/short selling risk, arbitrage risk, derivatives risk, futures risk, natural resources risk, equity securities, bonds and other fixed income securities, and management risk.  More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this Semi-Annual Report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting ncfunds.com.

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at funds.aspiration.com/aspiration-flagship-fund/ or by calling the Advisor at 800-683-8529.  The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about May 30, 2017.

For More Information on Your Aspiration Flagship Fund Investment:

See Our Web site at aspiration.com
or
Call Our Shareholder Services Group at 800-683-8529.

Dear Aspiration Flagship Fund Shareholder,

"Rule Number 1: Never lose money. Rule Number 2: Never forget rule number 1."
-Warren Buffett

To be a successful investor you should make sure you don't lose money – or at least less than the market overall. Sounds simple, right? If you count yourself among the wealthiest Americans, it is. You can invest millions in so-called "alternative" strategies that are designed to be less tied to the ups and downs of the stock market. These strategies won't beat the market, but they can help wealthy investors avoid big losses when the market takes a turn for the worse. That's good news for high net worth Americans, but who's looking out for the everyday investor?

We created the Aspiration Flagship Fund to bring that sophisticated investment strategy into the hands of all Americans. We believed that every investor – and not just the wealthy – should have access to an investment strategy that can help protect against the roller coaster of the stock market. And with political uncertainty at home and abroad, we think this tool is now more valuable than ever.

Given the importance of this strategy, we have reduced the minimum investment for the Aspiration Flagship Fund from $500 to $100. Together, we want to send a message to Wall Street that you do not need to be one of the wealthiest Americans to invest like them.

Nearly three years after launching our Flagship Fund, we are proud to announce that we have democratized alternative investment strategies by making them available to all Americans, while outperforming our Morningstar category!1 Best of all, we did this with low volatility to help everyday investors avoid market turmoil.2

Remember, our Flagship Fund is not meant to beat the market. It's intended to complement your other investments to smooth out the roller coaster of the market with the goal of fewer – or shallower – dips along the way. Combine Flagship with an investment strategy that offers broad equity exposure, such as the Aspiration Redwood Fund, and you could have the right mix of strategies to maximize long term returns. We encourage you to contact us to learn more.

Thank you again for your investment in the Aspiration Flagship Fund. We are proud to be a financial firm you trust and we promise to continue to put your needs first as we offer you innovative and sustainable financial services.  If you ever have any questions, please contact us at hello@aspiration.com.

Best,
Andrei Cherny
CEO, Aspiration

1 For the one-year period ending March 31, 2017. See standard performance table below. One year performance returns referenced are based on one year total returns ending March 31, 2017 without assuming the maximum Pay What is Fair contribution.
2 Low volatility defined as having a low beta (0.25) and a low standard deviation (1.69). Beta is a measure of the volatility in the form of systemic risk or a security compared to the market as a whole. Standard deviation is a statistical measurement of historical volatility that is applied to the annual rate of return of an investment to assess the expected differences in return.

Average Annual Total Returns (Unaudited) Period ended March 31, 2017	Six Months	One Year	Since Inception*	Net Expense Ratio**	Gross Expense Ratio***
Aspiration Flagship Fund – With maximum assumed contribution reduction****	-0.58%	2.26%	-0.75%	0.50%	13.58%
Aspiration Flagship Fund – Without maximum assumed contribution reduction****	1.42%	4.26%	1.25%	0.50%	11.58%
Morningstar Multialternative Category	1.54%	3.70%	0.97%	N/A	N/A
S&P 500 Total Return Index	10.12%	17.17%	12.52%	N/A	N/A

The performance data quoted above represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  To obtain more current performance data regarding the Fund, including performance data current to the Fund's most recent month-end, please visit aspiration.com or call the Fund at (800) 683-8529. Fee waivers and expenses reimbursements have positively impacted Fund performance.

*The Fund's inception date was October 14, 2014 for the Investor Class Shares.

**The Advisor has entered into a contractual agreement (the "Expense Limitation Agreement") with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund's total operating expenses (exclusive of interest, taxes, brokerage commissions, borrowing costs, fees and expenses of other investment companies in which the Fund invests, and other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund's business) to not more than 0.50% of the average daily net assets of the Fund for the current fiscal period. The current term of the Expense Limitation Agreement remains in effect until January 31, 2018. While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.

***Gross expense ratio is the from the Fund's Prospectus dated January 30, 2017.

****Contribution reduction assumes a maximum 2% management fee.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: Market Risk, Management Risk, Derivatives Risk, Futures Risk, Leverage Risk Associated with Financial Instruments, Focused Investment Risk, Foreign Investing Risk, Limited Capitalization Risk, Temporary Defensive Positions, New Fund Risk. The use of futures contracts may cause the value of the Fund's shares to be more volatile. There is a risk that investing in a select group of securities could subject the fund to greater risk of loss and could be considerably more volatile than the fund's primary benchmark or other mutual funds that are diversified across a greater number of securities. More information about these risks can be found in the Fund's prospectus.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at funds.aspiration.com or by calling Shareholder Services at 800-683-8529. The prospectus should be read carefully before investing. Current and future holdings are subject to change and risk. Nothing on this web site should be considered a solicitation to buy or an offer to sell shares of any fund in any jurisdiction where the offer or solicitation would be unlawful under the securities laws of such jurisdiction.

Aspiration Fund Adviser, LLC is the adviser to the Aspiration Flagship Fund, which is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, North Carolina 27609, (800) 773-3863. There is no affiliation between Aspiration Fund Adviser, LLC, including its principals, and Capital Investment Group, Inc.

(RCASP0417004)

Aspiration Flagship Fund

Schedule of Investments
(Unaudited)

As of March 31, 2017
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 30.67%
*	Credit Suisse X-Links Long/Short Equity ETN	6,064	$165,837
	First Trust Senior Loan ETF	4,304	208,271
	Horizons S&P 500 Covered Call ETF	583	27,582
	IndexIQ ETF Trust - IQ Hedge Multi-Strategy Tracker ETF	14,210	413,369
	IQ Enhanced Core Bond US ETF	2,967	57,619
	IQ Hedge Event-Driven Tracker ETF	657	13,423
	IQ Merger Arbitrage ETF	14,168	424,898
	iShares TIPS Bond ETF	1,440	165,096
*	Reality Shares DIVS ETF	20,424	532,509
	Schwab US TIPs ETF	2,211	122,777
*	WisdomTree Managed Futures Strategy Fund	3,348	133,250

	Total Exchange-Traded Products (Cost $2,216,840)		2,264,631

OPEN-END FUNDS - 61.10%
*	361 Managed Futures Fund	20,775	226,444
	AllianzGI Structured Return Fund	8,464	134,915
	AQR Managed Futures Strategy Fund	38,154	352,159
	BlackRock Strategic Income Opportunities Portfolio	22,244	220,217
	Boston Partners Global Long/Short Fund	24,498	274,380
*	Boston Partners Long/Short Research Fund	12,266	194,546
	Diamond Hill Long-Short Fund	2,090	54,680
	FPA New Income, Inc.	6,346	63,649
*	Gabelli Enterprise Mergers and Acquisitions Fund	8,237	125,534
	Gateway Fund	3,373	106,567
	Glenmede Secured Options Portfolio	26,994	332,293
	Guggenheim Macro Opportunities Fund	12,958	345,067
*	Hancock Horizon Quantitative Long/Short Fund	10,163	187,820
	Iron Strategic Income Fund	8,574	90,109
	Ironclad Managed Risk Fund	21,025	231,063
*	John Hancock Funds II - Global Absolute Return Strategies Fund	9,042	92,134
	Kellner Merger Fund	11,802	123,214
	Litman Gregory Masters Alternative Strategies Fund	44,897	520,361
	MainStay Unconstrained Bond Fund	8,431	74,193
	MFS Global Alternative Strategy Fund	24,537	245,372
	Oppenheimer Fundamental Alternatives Fund	6,427	177,307
	PIMCO Unconstrained Bond Fund	2,905	31,660
	PowerShares S&P 500 BuyWrite Portfolio	4,712	103,900
	The Merger Fund	3,015	47,339
	WisdomTree Dynamic Long/Short U.S. Equity Fund	5,427	157,546

	Total Open-End Funds (Cost $4,563,821)		4,512,469

			(Continued)

Aspiration Flagship Fund

Schedule of Investments - Continued
(Unaudited)

As of March 31, 2017
		Shares	Value (Note 1)

LIMITED PARTNERSHIP - 0.77%
Enviva Partners LP		2,016	$56,650

Total Limited Partnership (Cost $42,866)			56,650

SHORT-TERM INVESTMENT - 5.36%
§	Fidelity Institutional Money Market Funds - Treasury Portfolio, 0.28%	396,124	396,124

Total Short-Term Investment (Cost $396,124)			396,124

Total Value of Investments (Cost $7,219,651) - 97.90%			$7,229,874

Other Assets Less Liabilities - 2.10%			154,950

NET ASSETS - 100.00%			$7,384,824

* Non-income producing investment
§ Represents 7 day effective yield as of March 31, 2017

The following acronyms or abbreviations are also used in this portfolio:
LP - Limited Partnership
ETN - Exchange-Traded Note

Summary of Investments
	% of Net
	Assets	Value
Exchange-Traded Products	30.67%	$2,264,631
Open-End Funds	61.10%	4,512,469
Limited Partnership	0.77%	56,650
Short-Term Investment	5.36%	396,124
Other Assets Less Liabilities	2.10%	154,950
Total	100.00%	$7,384,824

See Notes to Financial Statements

Aspiration Flagship Fund

Statement of Assets and Liabilities
(Unaudited)

As of March 31, 2017

Assets:
Investments, at value (cost $7,219,651)	$7,229,874
Receivables:
From Advisor	20,756
Fund shares sold	148,504
Dividends	376
Prepaid expenses:
Professional fees	14,937
Insurance fees	12,029
Registration and filing expenses	11,477
Transfer agent fees	2,925
Fund accounting fees	2,286
Custody fees	1,245
Other operating expenses	379
Securities pricing fees	142
Administration fees	33
Trustee fees and meeting expenses	17

Total Assets	7,444,980

Liabilities:
Payables:
Fund shares repurchased	55,232
Accrued expenses:
Compliance fees	2,267
Distribution and service fees - Investor Class Shares	1,732
Shareholder fulfillment expenses	925

Total Liabilities	60,156

Net Assets	$7,384,824

Net Assets Consist of:
Paid in capital	$7,390,936
Accumulated net investment loss	(6,664)
Accumulated net realized loss on investments	(9,671)
Net unrealized appreciation on investments	10,223

Total Net Assets	$7,384,824
Shares Outstanding, no par value (unlimited authorized shares)	738,261
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$10.00

See Notes to Financial Statements

Aspiration Flagship Fund

Statement of Operations
(Unaudited)

For the fiscal period ended March 31, 2017

Investment Income:
Dividends	$33,041

Total Investment Income	33,041

Expenses:
Transfer Agent fees (Note 2)	24,794
Professional fees	24,084
Registration and filing expenses	20,708
Fund accounting fees (Note 2)	13,757
Compliance fees (Note 2)	12,465
Administration fees (Note 2)	11,967
Shareholder fulfillment expenses	6,732
Trustee fees and meeting expenses	6,233
Custody fees (Note 2)	4,284
Insurance fees	3,686
Distribution and service fees - Investor Class Shares (Note 3)	7,365
Securities pricing fees	1,745

Total Expenses	137,820

Expenses reimbursed by Advisor (note 2)	(123,090)

Net Expenses	14,730

Net Investment Income	18,311

Realized and Unrealized Gain on Investments:

Net realized gain from:
Investment transactions	30,198
Capital gain distributions from underlying funds	10,741
Total net realized gain	40,939

Net change in unrealized appreciation on investments	24,181

Net Realized and Unrealized Gain on Investments	65,120

Net Increase in Net Assets Resulting from Operations	$83,431

See Notes to Financial Statements

Aspiration Flagship Fund

Statements of Changes in Net Assets

	March 31,	September 30,
For the period or fiscal year ended	2017 (a)	2016

Operations:
Net investment income	$18,311	$46,287
Net realized gain (loss) from investment transactions	30,198	(51,316)
Capital gain distributions from underlying funds	10,741	25,212
Net change in unrealized appreciation on investments	24,181	129,287

Increase (Decrease) in Net Assets Resulting from Operations	83,431	149,470

Distributions to Shareholders:
Net investment income	(34,233)	(44,574)

Decrease in Net Assets Resulting from Distributions	(34,233)	(44,574)

Beneficial Interest Transactions:
Shares Sold	3,006,695	3,325,105
Reinvested Dividends and Distributions	34,130	44,574
Shares Repurchased	(1,094,011)	(2,246,888)

Net Increase in Beneficial Interest Transactions	1,946,814	1,122,791

Net Increase in Net Assets	1,996,012	1,227,687

Net Assets:
Beginning of period	$5,388,812	$4,161,125
End of period	$7,384,824	$5,388,812

Accumulated Net Investment Income (Loss)	$(6,664)	$9,258

Share Information:
Shares Sold	301,704	341,621
Reinvested Dividends and Distributions	3,455	4,585
Shares Repurchased	(110,043)	(229,718)
Net Increase in Shares of Beneficial Interest	195,116	116,488

(a) Unaudited.

See Notes to Financial Statements

Aspiration Flagship Fund

Financial Highlights

For a share outstanding during the	March 31,		September 30,
periods or fiscal year ended	2017	(h)	2016	2015	(g)

Net Asset Value, Beginning of Period	$9.92		$9.75	$10.00

Income (Loss) from Investment Operations
Net investment income	0.57		0.11	0.16
Net realized and unrealized gain (loss) on investments	0.11		0.18	(0.27)

Total from Investment Operations	0.68		0.29	(0.11)

Less Distributions to Shareholders:
Net investment income	(0.60)		(0.11)	(0.14)

Total Distributions	(0.60)		(0.11)	(0.14)

Net Asset Value, End of Period	$10.00		$9.92	$9.75

Total Return (e)	(0.58)%	(b)	0.87%	(3.21)%	(b)

Total Return (f)	1.42%	(b)	2.87%	(1.21)%	(b)

Net Assets, End of Period (in thousands)	$7,385		$5,389	$4,161

Ratios of:
Gross Expenses to Average Net Assets (c)	4.67%	(a)	7.06%	19.23%	(a)
Net Expenses to Average Net Assets (c)	0.50%	(a)	0.50%	0.50%	(a)
Net Investment Income to Average Net Assets (c)(d)	0.62%	(a)	1.01%	0.95%	(a)

Portfolio turnover rate	4.50%	(b)	25.49%	67.24%	(b)

(a) Annualized
(b) Not annualized.
(c)	Does not include expenses of the investment companies in which the Fund invests.
(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(e)	Performance with maximum assumed contribution reduction of 2%. Contribution reduction assumes a maximum 2% management fee.
(f)	Performance without maximum assumed contribution reduction of 2%.
(g)	For the period from October 14, 2014 (Date of Initial Public Investment) through September 30, 2015.
(h) Unaudited.

See Notes to Financial Statements

Aspiration Flagship Fund

Notes to Financial Statements
(Unaudited)

1.     Organization and Significant Accounting Policies

The Aspiration Flagship Fund (the "Fund") is a series of the Aspiration Funds (the "Trust"). The Trust was organized as a Delaware statutory trust on October 16, 2013 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

The Fund is a separate diversified series of the Trust and commenced operations on October 14, 2014. The investment objective of the Fund is to seek long-term capital appreciation by providing risk-adjusted returns.  The Fund seeks to achieve its investment objective by investing primarily in shares of registered investment companies, including open-end funds, exchange-traded funds ("ETFs"), and closed-end funds that emphasize alternative strategies, such as funds that sell securities short; employ asset allocation, arbitrage, and/or option-hedged strategies; or that invest in distressed securities, the natural resources sector, and business development companies ("BDCs").
The Fund currently has an unlimited number of authorized shares, which are divided into two classes - Investor Class Shares and Class C Shares. Each class of shares has equal rights as to assets of the Fund, and the classes are identical, except for differences in ongoing distribution and service fees and a contingent deferred sales charge on the Class C Shares. Both share classes are subject to distribution plan fees as described in Note 3.  Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.  As of March 31, 2017, no Class C Shares have been issued.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").  The Fund follows the accounting and reporting guidance in the Financial Accounting Standards Board ("FASB") Accounting Standards Codification 946 "Financial Services – Investment Companies."

Investment Valuation
The Fund's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Each Fund may invest in portfolios of open-end investment companies (the "Underlying Funds"). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.  Open-ended funds are valued at their respective net asset values as reported by such investment companies.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities

(Continued)

Aspiration Flagship Fund

Notes to Financial Statements
(Unaudited)

  Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of March 31, 2017 for the Fund's assets measured at fair value:

Aspiration Flagship Fund
Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Exchange-Traded Products	$2,264,631	$2,264,631	$-	$-
Open-End Funds	4,512,469	4,512,469	-	-
Limited Partnership	56,650	56,650	-	-
Short-Term Investment	396,124	396,124	-	-
Total Assets	$7,229,874	$7,229,874	$-	$-

(a)  There were no transfers into or out of Level, 1, Level 2, and Level 3 during the fiscal period ended March 31, 2017.  It is the Fund's policy to record transfers at the end of the reporting period.

Concentrations of Risk
The Fund seeks to achieve its investment objective by investing primarily in shares of registered investment companies, including open-end funds, ETFs, and closed-end funds that emphasize alternative strategies, such as funds that sell securities short; employ asset allocation, arbitrage and/or option-hedged strategies; or that invest in distressed securities, the natural resources sector and BDCs.  Underlying funds will be purchased and sold based upon criteria which include, but are not limited to, correlation with other portfolio holdings and major indices, risk-adjusted returns believed to help the Fund achieve its goals, portfolio diversification, manager diligence, expense ratios, and compliance with the Fund's investment restrictions.  The principal risks of investing in the Fund include: correlation risk, investment company risk, allocation risk, underlying fund concentration, leveraging, foreign investing and emerging markets risk, convertible securities risk, BDC risk, high yield risk, liquidity risk, market risk, short sale risk, commodities risk, ETFs, distressed companies risk, alternative asset class risk, long/short selling risk, arbitrage risk, derivatives risk, futures risk, natural resources risk, equity securities, bonds and other fixed income securities, management risk, and new fund risk.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on the accrual basis and includes accretion/amortization of discounts and premiums.  Realized gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of Trust level expenses, which are allocated according to methods reviewed by the Board of Trustees ("Trustees").

(Continued)

Aspiration Flagship Fund

Notes to Financial Statements – Continued
(Unaudited)

Distributions
The Fund may declare and distribute dividends from net investment income (if any) annually.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

Organization and Deferred Offering Costs
Organization costs of $94,391, which were incurred through July 31, 2014, were reimbursed by the Advisor. The organizational costs are subject to repayment by the Fund until July 31, 2017 (see Note 2).

Deferred offering costs of $205,045 consisted of legal fees for preparing the initial prospectus and statement of additional information.  These offering costs, which are subject to the Expense Limitation Agreement, were amortized to expense over twelve months on a straight-line basis for the initial period ended September 30, 2015.  For the fiscal period ended March 31, 2017, there were no remaining deferred offering costs to expense from the Fund.

2.     Transactions with Related Parties and Service Providers

Advisor
Aspiration Fund Adviser, LLC (the "Advisor") does not impose a set fee to manage individual shareholder accounts.  Instead, the shareholders may pay the Advisor a fee to manage their individual accounts in the amount they believe is fair, ranging from 0% to 2% of their net assets.  Only clients of the Advisor may invest in the Fund.  Those Advisor clients must establish an advisory fee relationship and open an individual account with the Advisor before investing in the Fund.  The Fund is responsible for its own operating expenses.  For the fiscal period ended March 31, 2017, no advisory fees were incurred by the Fund.

The Advisor has entered into a contractual agreement (the "Expense Limitation Agreement") with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund's total operating expenses (exclusive of interest, taxes, dividends, litigation and indemnification expenses, brokerage commissions, borrowing costs, fees and expenses of other investment companies in which the Fund invests, and other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business) to not more than 0.50% of the average daily net assets of the Fund for the current fiscal year.  The current term of the Expense Limitation Agreement remains in effect until January 31, 2018.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.

The Advisor paid the initial organizational costs of the Fund that were incurred prior to commencement of operations, which amounted to $123,370. During the initial period ended September 30, 2015, the Advisor elected to bear $28,679 of those organizational costs and not make them subject to recoupment. As of March 31, 2017, $94,691 of the organizational costs are still subject to recoupment, provided the Fund is able to make such repayment without causing operating expenses to exceed the annual rate of 0.50% and provided that the fees and expenses are recouped on or before July 31, 2017.

For the fiscal period ended March 31, 2017, the Advisor reimbursed the Fund $123,090, all of which was related to other reimbursements, which are subject to recoupment on or before September 30, 2019, provided that the annual expense ratio does not exceed 0.50%.  Prior fiscal year reimbursements totaling $301,868, of which $10,840 related to offering costs for the fiscal year ended September 30, 2016, and $291,028 was related to other reimbursements, is subject to recoupment on or before September 30, 2019, provided the annual expense ratio does not exceed 0.50%.  In addition, the Advisor elected to bear $77,561 of additional offering costs incurred prior to commencement of operations and exclude them from recoupment.

(Continued)

Aspiration Flagship Fund

Notes to Financial Statements – Continued
(Unaudited)

Sub-Advisor
Emerald Separate Account Management, LLC (the "Sub-Advisor") is responsible for management of the Fund's investment portfolio according to the Fund's investment objective, policies, and restrictions.  The Sub-Advisor is subject to the authority of the Board of Trustees and oversight by the Advisor.  The Sub-Advisor is entitled to receive an annual sub-advisory fee, paid by the Advisor – not the Fund – for advisory services provided to the Fund, according to a formula.  In addition, the Advisor and Sub-Advisor each donate 10% of their respective fees to charity.  The Advisor will donate 10% of its fees after deducting the sub-advisory fee paid to the Sub-Advisor, and the Sub-Advisor will donate 10% of its fees after receiving its fees from the Advisor.

Administrator
The Nottingham Company serves as the Fund's Administrator (the "Administrator").  The Fund pays a monthly fee to the Administrator based upon the average daily net assets of the Fund and subject to a minimum of $2,000 per month.  The Fund incurred $11,967 of fees by the Administrator for the fiscal period ended March 31, 2017.

Fund Accounting Services
The Nottingham Company serves as the Fund's Fund Accounting Services Provider.  Under the terms of the Fund Accounting and Administration Agreement, the Fund Accounting Service Provider calculates the daily net asset value per share and maintains the financial books and records for the Fund.  The Fund incurred $13,757 of fees by The Nottingham Company for the fiscal period ended March 31, 2017.

Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust's Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Fund for their services pursuant to the Compliance Services agreement with the Fund.  During the fiscal period ended March 31, 2017, the Fund incurred $12,465 in compliance fees.

Custodian
UMB Bank, N.A. provides services as the Fund's custodian.  For its services, the Custodian is entitled to receive compensation from the Fund pursuant to the Custodian's fee arrangements with the Fund.  The Fund paid $4,284 in custody fees for the fiscal period ended March 31, 2017.

Transfer Agent
Nottingham Shareholder Services, LLC ("Transfer Agent"), an affiliate of The Nottingham Company, serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent's fee arrangements with the Fund.  The Fund paid $24,794 to Nottingham Shareholder Services, LLC for the fiscal period ended March 31, 2017.

Distributor
Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives $5,000 per year paid in monthly installments for services provided and expenses assumed.  Additional expenses may be incurred for processing fees during the year.  The Fund incurred $3,241 of fees by Capital Investment Group, Inc. for the fiscal period ended March 31, 2017.

Officers and Trustees of the Trust
As of March 31, 2017, certain officers of the Trust were also officers of the Administrator.  A Trustee and an officer are also officers of the Advisor.

(Continued)

Aspiration Flagship Fund

Notes to Financial Statements – Continued
(Unaudited)

3.     Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the "Plan").  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the average daily net assets of the Investor Class Shares and 1.00% per annum of the average daily net assets of the Class C Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.  For the fiscal period ended March 31, 2017, $7,365 in distribution and service fees were incurred by the Investor Class Shares of the Fund.

4.     Purchases and Sales of Investment Securities

For the fiscal period ended March 31, 2017, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$1,902,755	$249,360

5.     Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.  There were no such reclassifications as of March 31, 2017.

Management reviewed the Fund's tax positions taken on federal income tax returns for the open tax year/period ended September 30, 2016 and September 30, 2015.  As of and during the fiscal period ended March 31, 2017, the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the fiscal period ended March 31, 2017, the Fund did not incur any interest or penalties.

The Fund identifies its major tax jurisdictions as U.S. Federal and the State of California where the Trust makes significant investments.

Distributions during the fiscal year or period ended were characterized for tax purposes as follows:

	March 31, 2017	September 30, 2016
Ordinary Income	$ 34,233	$ 44,574

At March 31, 2017, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$7,219,651

Unrealized Appreciation	$132,722
Unrealized Depreciation	(122,499)
Net Unrealized Appreciation	$10,223

(Continued)

Aspiration Flagship Fund

Notes to Financial Statements – Continued
(Unaudited)

6.  Beneficial Ownership

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of March 31, 2017, there were no control persons of the Fund.

7.  Commitments and Contingencies

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

8.   New Accounting Pronouncement

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

9.  Subsequent Events

In accordance with GAAP, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Aspiration Flagship Fund

Additional Information
(Unaudited)

1.     Proxy Voting Policies and Voting Record

A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission ("SEC") at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at sec.gov.

2.     Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Forms N-Q are available on the SEC's website at sec.gov.  You may review and make copies at the SEC's Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 800-SEC-0330. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.     Tax Information

We are required to advise you within 60 days of the Fund's fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund's fiscal period ended March 31, 2017.

During the fiscal period ended March 31, 2017, the Fund paid $34,233 in ordinary income distributions and no long-term capital gain distributions.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.     Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2016 through March 31, 2017.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

(Continued)

Aspiration Flagship Fund

Additional Information
(Unaudited)

Investor Class Shares	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,014.20	$2.51
	$1,000.00	$1,022.44	$2.52
*Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio, multiplied by 182/365 (to reflect the six month period).

Aspiration Flagship Fund
is a series of
Aspiration Funds

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services, LLC	Aspiration Fund Adviser, LLC
116 South Franklin Street	4640 Admiralty Way
Post Office Box 69	Marina Del Rey, CA 90292
Rocky Mount, North Carolina 27802-0069

Telephone:	Telephone:

800-773-3863	800-683-8529

World Wide Web @:	World Wide Web @:

ncfunds.com	aspiration.com

Item 2.	CODE OF ETHICS.

Not applicable.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.

None.

Item 11.	CONTROLS AND PROCEDURES.

(a)
The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)	Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Aspiration Funds

By: (Signature and Title)	/s/ Andrei Cherny
Date: June 5, 2017	Andrei Cherny President and Principal Executive Officer Aspiration Flagship Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Andrei Cherny
Date: June 5, 2017	Andrei Cherny President and Principal Executive Officer Aspiration Flagship Fund

By: (Signature and Title)	/s/ Ashley E. Harris
Date: June 2, 2017	Ashley E. Harris Treasurer and Principal Financial Officer Aspiration Flagship Fund